Life, Accident and Health Reserves - Liability for Claims of Long-Term Care Insurance Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Beginning balance	$ 4,562.1
Paid related to insured events of:
Ending balance	4,567.1	$ 4,562.1
Other Long Duration Insurance Product Line
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Beginning balance	738.7	243.5
Less: recoverable from reinsurers	(136.4)	(100.6)
Beginning balance, net	602.3	142.9
Incurred related to insured events of:
Current year	211.8	216.6
Prior years	(47.2)	81.6
Total incurred	164.6	298.2
Paid related to insured events of:
Current year	(17.5)	(15.0)
Prior years	(141.0)	(72.1)
Total paid	(158.5)	(87.1)
Interest on liability for policy and contract claims	21.9	8.8
Ending balance, net	630.3	602.3
Add: recoverable from reinsurers	131.0	136.4
Ending balance	761.3	738.7
Other Acquisitions | Other Long Duration Insurance Product Line
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Beginning balance	0.0	295.4
Less: recoverable from reinsurers	0.0	(55.9)
Beginning balance, net	$ 0.0	239.5
Paid related to insured events of:
Ending balance, net		0.0
Add: recoverable from reinsurers		0.0
Ending balance		$ 0.0